Consolidated Statements of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Cash Flows [Abstract]
Net income (loss)		$ 2,394	$ 2,170	$ (349)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Interest credited to policyholders’ account balances		1,410	1,219	1,222
Policy charges and fee income		(2,454)	(2,768)	(3,735)
Net derivative (gains) losses		(907)	7,149	1,722
Credit and intent to sell losses on available for sale debt securities and loans		314	(2)	58
Investment (gains) losses, net		631	(863)	(872)
(Gains) losses on businesses held-for-sale		7	(3)	69
Realized and unrealized (gains) losses on trading securities		198	26	(170)
Non-cash long-term incentive compensation expense		286	226	210
Amortization and depreciation		636	519	1,757
Equity (income) loss from limited partnerships		(146)	(553)	(83)
Remeasurement of liability for future policy benefits		66	13	0
Change in market risk benefits and purchased market risk benefits		(1,280)	(5,943)	0
Changes in:
Net broker-dealer and customer related receivables/payables		189	(131)	667
Reinsurance recoverable	[1]	(636)	(1,092)	(401)
Segregated cash and securities, net		(18)	250	(659)
Capitalization of deferred policy acquisition costs		(841)	(877)	(670)
Future policy benefits		(495)	(151)	1,953
Current and deferred income taxes		470	133	(571)
Other, net		(74)	485	(209)
Net cash provided by (used in) operating activities		(250)	(193)	(61)
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale		15,547	34,434	18,986
Fixed maturities, at fair value using the fair value option		525	763	7
Mortgage loans on real estate		1,154	1,696	630
Trading account securities		371	5,159	2,162
Real estate joint ventures		0	0	55
Short term investments		575	87	1,497
Other		573	1,716	1,005
Payment for the purchase/origination of:
Fixed maturities, available-for-sale		(18,502)	(43,344)	(28,197)
Fixed maturities, at fair value using the fair value option		(488)	(1,792)	(311)
Mortgage loans on real estate		(3,683)	(2,546)	(1,747)
Trading account securities		(521)	(244)	(708)
Short term investments		(1,502)	(18)	(1,098)
Other		(1,173)	(2,553)	(1,167)
Purchase of business, net of cash acquired		40	0	0
Cash from the sale of business, net of cash sold		0	215	164
Cash settlements related to derivative instruments, net		(316)	(5,937)	1,166
Investment in capitalized software, leasehold improvements and EDP equipment		(167)	(120)	(107)
Other, net		80	(205)	(160)
Net cash provided by (used in) investing activities		(7,487)	(12,689)	(7,823)
Cash flows from financing activities:
Deposits		16,367	17,521	11,446
Repayment of long-term debt		0	(280)	0
Repayments of Other Debt		(43)	0	0
Withdrawals		(6,962)	(7,069)	(4,332)
Transfers (to) from Separate Accounts		1,447	1,985	2,452
Change in short-term financings		147	92	0
Change in collateralized pledged assets		36	34	(139)
Change in collateralized pledged liabilities		(1,575)	1,413	848
(Decrease) increase in overdrafts payable		(25)	16	(13)
Proceeds from notes issued by consolidated VIEs		6	873	313
Dividends paid on common stock		(294)	(296)	(297)
Dividends paid on preferred stock		(80)	(79)	(53)
Issuance of preferred stock		0	293	494
Purchases of AB Holding Units to fund long-term incentive compensation plan awards		(211)	(262)	(149)
Purchase of treasury shares		(849)	(1,637)	(430)
Purchases (redemptions) of noncontrolling interests of consolidated company-sponsored investment funds		52	346	(210)
Distribution to noncontrolling interest of consolidated subsidiaries		(401)	(392)	(304)
Other, net		31	(47)	48
Net cash provided by (used in) financing activities		7,045	11,948	9,674
Effect of exchange rate changes on cash and cash equivalents		(56)	(18)	23
Change in cash and cash equivalents		(748)	(952)	1,813
Cash and cash equivalents, beginning of year		5,188	6,179	4,405
Change in cash of businesses held-for-sale		(159)	(39)	(39)
Cash and cash equivalents, end of year		4,281	5,188	6,179
Supplemental cash flow information:
Interest paid		263	215	215
Income taxes (refunded) paid		89	305	(173)
Non-cash transactions from investing and financing activities:
Transfer of assets to reinsurer		(2,762)	(9,023)	0
Payments of Market Risk Benefits		(601)	(563)	0
Issuance of long-term debt		$ 0	$ 0	$ 0

[1]	Amount includes cash paid for Global Atlantic Transaction in 2022 of $7 million and for Venerable Transaction in 2021 of $494 million. See Note 1 of the Notes to these Consolidated Financial Statements.